Opal Dividend Income ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Aerospace/Defense - 1.4%
Lockheed Martin Corp.	3,106	$1,815,643

Agriculture - 9.3%
British American Tobacco PLC - ADR	167,778	6,137,319
Philip Morris International, Inc.	45,985	5,582,579
		11,719,898

Banks - 7.2%
Citigroup, Inc.	64,764	4,054,226
Goldman Sachs Group, Inc.	5,315	2,631,510
Morgan Stanley	23,480	2,447,555
		9,133,291

Beverages - 6.1%
Coca-Cola Co.	60,855	4,373,041
PepsiCo, Inc.	19,363	3,292,678
		7,665,719

Building Materials - 2.6%
CRH PLC	35,637	3,304,975

Chemicals - 3.1%
Air Products and Chemicals, Inc.	13,185	3,925,702

Cosmetics/Personal Care - 3.2%
Kenvue, Inc.	174,434	4,034,659

Diversified Financial Services - 2.4%
Blue Owl Capital, Inc. - Class A	157,325	3,045,812

Electric - 11.9%
American Electric Power Co., Inc.	37,656	3,863,506
Dominion Energy, Inc.	65,322	3,774,958
NextEra Energy, Inc.	87,533	7,399,165
		15,037,629

Food - 3.0%
Hershey Co.	19,981	3,831,956

Healthcare-Products - 3.6%
Medtronic PLC	50,197	4,519,236

Healthcare-Services - 3.1%
UnitedHealth Group, Inc.	6,630	3,876,428

Oil & Gas - 8.3%
Chevron Corp.	22,630	3,332,720
EOG Resources, Inc.	18,055	2,219,501
Exxon Mobil Corp.	41,522	4,867,209
		10,419,430

Pharmaceuticals - 5.8%
Johnson & Johnson	23,408	3,793,501
Pfizer, Inc.	122,096	3,533,458
		7,326,959

Pipelines - 7.2%
Enbridge, Inc.	111,796	4,540,036
Kinder Morgan, Inc.	207,746	4,589,109
		9,129,145

Retail - 5.9%
Genuine Parts Co.	19,935	2,784,521
Starbucks Corp.	47,770	4,657,097
		7,441,618

Semiconductors - 3.0%
Broadcom, Inc.	15,324	2,643,390
QUALCOMM, Inc.	6,565	1,116,378
		3,759,768

Software - 2.3%
Oracle Corp.	17,177	2,926,961

Telecommunications - 4.7%
Verizon Communications, Inc.	131,024	5,884,288

Transportation - 3.7%
United Parcel Service, Inc. - Class B	33,763	4,603,247
TOTAL COMMON STOCKS (Cost $110,979,741)		123,402,364

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (a)	2,568,260	2,568,260
TOTAL SHORT-TERM INVESTMENTS (Cost $2,568,260)		2,568,260

TOTAL INVESTMENTS - 99.8% (Cost $113,548,001)		125,970,624
Other Assets in Excess of Liabilities - 0.2%		212,960
TOTAL NET ASSETS - 100.0%		$126,183,584

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Opal Dividend Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$123,402,364	$–	$–	$123,402,364
Money Market Funds	2,568,260	–	–	2,568,260
Total Investments	$125,970,624	$–	$–	$125,970,624

Refer to the Schedule of Investments for further disaggregation of investment categories.